Long-Term Debt - Narrative (Details)						3 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($)	Dec. 28, 2021 USD ($)	Nov. 19, 2021 USD ($)	Nov. 18, 2021 USD ($) shares	Mar. 25, 2021 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)	Mar. 25, 2021 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 13, 2019 USD ($)
Debt Instrument [Line Items]
Long-term Debt						$ 58,205,615		$ 58,028,604	$ 27,329,907			$ 1,110,000
Deferred financing costs						1,221,837		2,236,919	8,607,786
Notes Receivable								3,750,000	3,750,000
Other income (expenses)						$ 22,313	$ 1,199,994	1,242,493	(244,629)
Subordinate Voting Shares
Debt Instrument [Line Items]
Shares issued in private placement (in shares) | shares						13,017,624
Shares issuable at Agent discretion | shares						1,982,376
Warrants to Agents and Lenders
Debt Instrument [Line Items]
Number of subordinate voting shares | shares					2,803,984
Exercise price of warrants (in CAD per share) | $ / shares											$ 3.50
Warrants to Broker
Debt Instrument [Line Items]
Deferred financing costs					$ 5,395,759
Number of subordinate voting shares | shares					233,665
Exercise price of warrants (in CAD per share) | $ / shares											$ 3.50
Charm City Medicus Llc [Member]
Debt Instrument [Line Items]
Notes Receivable			$ 2,000,000						$ 2,000,000
Promissory Note
Debt Instrument [Line Items]
Note payable amount		$ 1,110,000								$ 1,010,000			$ 1,110,000	$ 1,110,000
Interest rate										15.00%
Frequency of periodic payments										monthly
Principal amount paid off		$ 60,000				$ 60,000
Long-term Debt						$ 1,050,000
Maturity date		Dec. 31, 2023
Promissory Note | Charm City Medicus Llc [Member]
Debt Instrument [Line Items]
Note payable amount			$ 2,000,000
Interest rate			8.00%
Maturity date			Nov. 19, 2023
Credit Facility
Debt Instrument [Line Items]
Note payable amount					$ 26,000,000
Interest rate				15.00%
Maximum aggregate principal amount				$ 4,200,000	46,000,000
Proceeds from Credit Facility				$ 4,043,100	$ 24,028,295
Interest rate paid in kind				2.00%	2.75%	2.75%
Warrants issued | shares				0
Accrued deferred financing cost issued | shares						13,017,624
Deferred financing costs						$ 1,221,837
Fees and closing costs					$ 1,971,705
Fees and closing costs in cash					$ 1,083,422
Notes Receivable				$ 156,900
Credit Facility | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate (variable rate)					10.375%	10.375%
Credit Facility | Charm City Medicus Llc [Member]
Debt Instrument [Line Items]
Interest held as collateral			25.00%
Arrangement Agreement with Verano Holdings Corp [Member]
Debt Instrument [Line Items]
Interest rate	13.375%
Maximum aggregate principal amount								28,000,000
Interest rate paid in kind	2.75%
Deferred financing costs								2,236,919
Proceeds from debt								25,763,081
Other income (expenses)								$ 1,190,863
Reimbursement of interest expense (as a percent)	10.00%
Extension term of debt	12 months
Additional fee for debt	$ 1,375,000
Arrangement Agreement with Verano Holdings Corp [Member] | Maximum [Member]
Debt Instrument [Line Items]
Maximum aggregate principal amount	$ 55,000,000
Arrangement Agreement with Verano Holdings Corp [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate (variable rate)	10.375%